T. ROWE PRICE RETIREMENT 2050 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 90.2%
T. Rowe Price Funds:
Growth Stock Fund	1,380,445	103,550	158,638	19,919,850	1,407,935
Value Fund	1,320,909	158,527	162,048	38,476,956	1,302,060
Overseas Stock Fund	555,985	52,066	65,474	54,740,381	549,593
International Value Equity Fund	480,276	99,218	56,640	41,009,521	513,029
International Stock Fund	528,948	57,891	95,617	29,945,046	510,264
Equity Index 500 Fund	473,840	62,931	89,758	5,881,546	462,878
Emerging Markets Stock Fund	345,977	39,640	39,313	8,326,424	357,537
Mid-Cap Growth Fund	287,730	30,779	35,166	3,168,706	278,086
Mid-Cap Value Fund	256,883	31,092	28,576	10,156,664	254,424
New Horizons Fund(2)	192,172	27,681	22,586	3,279,709	197,799
Small-Cap Stock Fund(2)	175,100	15,866	18,954	3,542,999	169,072
Small-Cap Value Fund	164,373	15,295	17,995	3,627,491	153,443
Real Assets Fund	139,811	15,012	14,953	12,861,005	134,655
Total Equity Mutual Funds (Cost $5,564,539)					6,290,775

BOND MUTUAL FUNDS 9.5%
T. Rowe Price Funds:
New Income Fund	330,015	21,905	78,053	28,744,106	286,004
International Bond Fund
(USD Hedged)	106,701	10,629	13,090	10,593,541	107,207
U. S. Treasury Long-Term Fund	152,476	18,600	72,670	7,163,249	104,154
Dynamic Global Bond Fund	71,473	10,411	8,206	7,785,684	71,472
Emerging Markets Bond Fund	45,206	3,019	5,137	3,736,174	43,526
High Yield Fund	30,044	3,810	3,378	4,695,941	30,524
Floating Rate Fund	8,949	8,681	1,569	1,660,782	15,844
Total Bond Mutual Funds (Cost $630,772)					658,731

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2050 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.26% (3)	47,539	242,911	267,745	22,705,511	22,705
Total Short-Term Investments (Cost $22,705)					22,705
Total Investments in Securities 100.0%
(Cost $6,218,016)					$6,972,211
Other Assets Less Liabilities (0.0)%					(553)

Net Assets 100.0%					$6,971,658

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2050 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(241)	$(2,206)	$1,331
Emerging Markets Bond Fund	(31)	438	1,703
Emerging Markets Stock Fund	7,532	11,233	4,659
Equity Index 500 Fund	23,662	15,865	7,286
Floating Rate Fund	(5)	(217)	368
Growth Stock Fund	74,845	82,578	2,907
High Yield Fund	70	48	1,266
International Bond Fund
(USD Hedged)	1,759	2,967	1,412
International Stock Fund	7,268	19,042	13,370
International Value Equity Fund	(474)	(9,825)	15,518
Mid-Cap Growth Fund	21,564	(5,257)	628
Mid-Cap Value Fund	7,657	(4,975)	3,976
New Horizons Fund	26,651	532	—
New Income Fund	2,328	12,137	6,811
Overseas Stock Fund	5,722	7,016	13,037
Real Assets Fund	1,202	(5,215)	3,820
Small-Cap Stock Fund	12,928	(2,940)	—
Small-Cap Value Fund	9,002	(8,230)	1,044
U. S. Treasury Long-Term Fund	16,345	5,748	2,402
Value Fund	21,353	(15,328)	24,047
U. S. Treasury Money Fund	—	—	460
Totals	$239,137#	$103,411	$106,045+

# Capital gain distributions from mutual funds represented $99,136 of the net realized gain
(loss).
+ Investment income comprised $106,045 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2050 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2050 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.